Share Capital (Tables)	12 Months Ended
Jun. 30, 2024
Share Capital [Abstract]
Schedule of Share Capital
	2024 Shares	2023 Shares	2022 Shares	2024 A$	2023 A$	2022 A$
Ordinary shares
Fully paid	227,998,346	227,798,346	227,798,346	88,504,043	88,436,263	88,436,263
	227,998,346	227,798,346	227,798,346	88,504,043	88,436,263	88,436,263

Schedule of Ordinary Shares	Movements in ordinary shares:
Details	Number of shares	Total A$
Balance at 30 June 2021	227,246,596	88,361,303
Issue at $0.12 under ESOP Plan (2021-11-05)	333,000	39,960
Issue at $0.16 in lieu of payment for services (2021-12-17)	218,750	35,000
Less: Transaction costs arising on share issues	-	-
Balance at 30 June 2022	227,798,346	88,436,263
Less: Transaction costs arising on share issues	-	-
Balance at 30 June 2023	227,798,346	88,436,263
Issue at $0.12 on exercise of unlisted options (2024-03-12)	200,000	67,780
Balance at 30 June 2024	227,998,346	88,504,043